Accrued and Other Liabilities (Notes)	12 Months Ended
Sep. 27, 2013
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and other current liabilities
Accrued and Other Current Liabilities
At the end of fiscal 2013 and 2012, accrued and other current liabilities were comprised of:

(Dollars in Millions)	2013	2012
Accrued payroll and employee benefits	$426	$490
Sales tax payable	148	149
Dividends payable	145	123
Restructuring reserves	109	89
Accrued interest	86	82
Accrued distributor fees	72	109
Due to Mallinckrodt	55	—
Self-insurance reserves	53	68
Contingent consideration	53	42
Other	439	609
Accrued and other current liabilities	$1,586	$1,761